Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of share-based payment schemes	The charge for the year arising from share-based payment schemes was as follows:

	Charge for the year
	2024	2023	2022
	£m	£m	£m
Share Value Plan and Deferred Share Value Plan	319	284	295
Others	178	191	214
Total equity settled	497	475	509
Cash settled	10	4	4
Total share based payments	507	479	513

Disclosure of share option and award plans	The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2024				2023
	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life	Number of options/ awards outstanding	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life	Number of options/ awards outstanding
	£	£	in years	(000s)	£	£	in years	(000s)
SVP and DSVP[1,2]	1.52	1.74	1	504,825	1.49	1.68	1	495,724
Others[1,3]	0.81-2.10	1.71-2.12	0-3	240,029	0.31-1.69	1.43-1.69	0-3	288,755

Disclosure of movements in options and awards	The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	SVP and DSVP[1,2]		Others[1,3]
	Number (000s)		Number (000s)		Weighted average exercise price (£)
	2024	2023	2024	2023	2024	2023
Outstanding at beginning of year/acquisition date	495,724	501,454	288,755	316,534	1.06	0.97
Granted in the year	224,385	232,479	132,013	198,386	1.79	1.17
Exercised/released in the year	(191,471)	(196,900)	(163,322)	(193,669)	0.95	0.88
Less: forfeited in the year	(23,813)	(41,309)	(15,164)	(29,424)	1.19	1.20
Less: expired in the year	—	—	(2,253)	(3,072)	1.25	1.42
Outstanding at end of year	504,825	495,724	240,029	288,755	1.19	1.06
Of which exercisable:	—	—	25,164	67,967	1.23	0.87
Notes:
1Options/award granted over Barclays PLC shares.
2Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.
3The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 5,343,579). The weighted average exercise price relates to Sharesave.